FAIR VALUES - Fair value of financial instruments (Details) - Fair value - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	$ 146,285,430	$ 788,678,497
Financial liabilities	72,999,884	62,133,638
Debt Securities At Fair Value Through Profit Or Loss
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	46,415,822	69,707,595
Derivatives
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	3,795,093	920,381
Other financial assets
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	21,064,292	18,566,566
Other Debt Securities
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	28,270,031	653,133,045
Financial assets in guarantee
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	46,374,207	44,785,900
Investments in Equity Instruments
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	365,985	1,565,010
Liabilities at fair value through profit or loss
Disclosure of fair value measurement of assets and liability [line items]
Financial liabilities	607,903	6,661,539
Other financial liabilities
Disclosure of fair value measurement of assets and liability [line items]
Financial liabilities	72,391,981	55,472,099
Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	130,163,969	157,773,789
Financial liabilities	72,999,884	62,133,638
Level 1 of fair value hierarchy [member] | Debt Securities At Fair Value Through Profit Or Loss
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	44,845,302	69,696,151
Level 1 of fair value hierarchy [member] | Derivatives
Disclosure of fair value measurement of assets and liability [line items]
Financial assets		920,381
Level 1 of fair value hierarchy [member] | Other financial assets
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	21,064,292	18,566,566
Level 1 of fair value hierarchy [member] | Other Debt Securities
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	17,831,074	22,967,229
Level 1 of fair value hierarchy [member] | Financial assets in guarantee
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	46,374,207	44,785,900
Level 1 of fair value hierarchy [member] | Investments in Equity Instruments
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	49,094	837,562
Level 1 of fair value hierarchy [member] | Liabilities at fair value through profit or loss
Disclosure of fair value measurement of assets and liability [line items]
Financial liabilities	607,903	6,661,539
Level 1 of fair value hierarchy [member] | Other financial liabilities
Disclosure of fair value measurement of assets and liability [line items]
Financial liabilities	72,391,981	55,472,099
Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	15,804,570	630,177,260
Level 2 of fair value hierarchy [member] | Debt Securities At Fair Value Through Profit Or Loss
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	1,570,520	11,444
Level 2 of fair value hierarchy [member] | Derivatives
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	3,795,093
Level 2 of fair value hierarchy [member] | Other Debt Securities
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	10,438,957	630,165,816
Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	316,891	727,448
Level 3 of fair value hierarchy [member] | Investments in Equity Instruments
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	$ 316,891	$ 727,448